Revenue (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 4,334,000	$ 3,252,000	$ 14,932,000	$ 10,277,000	$ 18,849,000	$ 26,181,000
Ameluz [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,300,000	3,100,000	14,600,000	9,700,000	18,100,000	24,800,000
Xepi [Member]
Disaggregation of Revenue [Line Items]
Revenues		54,000		200,000	300,000	600,000
BFR hodo LED [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 73,000	$ 86,000	$ 300,000	$ 300,000	$ 400,000	400,000
Aktipak [Member]
Disaggregation of Revenue [Line Items]
Revenues						$ 300,000